Financial instruments - Foreign Exchange Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	$ 22,677	$ (30,808)
Realized loss related to settlement	2,967	(8,206)
Foreign exchange currency risk | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative hedging instruments, liability, at fair value	4,400
Foreign exchange currency risk | Derivatives | Other Current Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative hedging instruments, asset, at fair value		(17,900)
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	22,700	(30,800)
Realized loss related to settlement	3,000	(8,200)
Currency Risk, US Dollar and Euros | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	46,600	60,000
Currency Risk, US Dollar and Euros | Intercompany loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 604,600	$ 513,600
Currency Risk, Brazilian Real to US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10 percent change on currency	10.00%
20 percent change on currency	20.00%
Impact of percent change on pre-tax net income	$ 65,100
Impact of 20% change on pre-tax net income	$ 130,200